COMMITMENTS - Schedule of commitments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Commitments related to purchases of raw materials and energy	$ 13,181	$ 11,668
Guarantees, pledges and other collateral	8,675	8,470
Capital expenditure commitments	3,204	2,930
Other commitments	1,522	1,533
Total	$ 26,582	$ 24,601